Non-Current Trade Receivables And Other Non-Current Assets - Summary of Non-current Financial Assets (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2017
Disclosure of Other Noncurrent Assets [abstract]
R&D Tax credit receivable	€ 3,454	€ 3,764	€ 1,200
Total Non-current Grant receivables	3,454	3,764
Deposits	264	262
Total Other non-current assets	€ 264	€ 262